Offerings	Nov. 14, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.353% Senior Notes due 2030
Maximum Aggregate Offering Price	$ 499,930,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,539.29
Offering Note
(1)
Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended. This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the registrants’ Registration Statement on Form
S-3ASR
(File Nos.
333-281250)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 5.353% Senior Notes due 2030
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(2)
Each of Commonwealth Technology Innovation LLC, Enlighten IT Consulting LLC, Fleet Services Holding Corp., HII Fleet Support Group LLC, HII Mission Technologies Corp., HII Nuclear Inc., HII Services Corporation, HII Technical Solutions Corporation, HII TSD Holding Company, HII Unmanned Systems, Inc., Huntington Ingalls Incorporated, Huntington Ingalls Industries Energy and Environmental Services, Inc., Huntington Ingalls Unmanned Maritime Systems, Inc., and Newport News Nuclear Inc. will fully and unconditionally guarantee the 5.353% Senior Notes due 2030 and 5.749% Senior Notes due 2035, each issued by Huntington Ingalls Industries, Inc. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each such guarantee.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.749% Senior Notes due 2035
Maximum Aggregate Offering Price	$ 499,920,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,537.76
Offering Note
(1)
Calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended. This filing fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the registrants’ Registration Statement on Form
S-3ASR
(File Nos.
333-281250)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”).

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantee of 5.749% Senior Notes due 2035
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note
(2)
Each of Commonwealth Technology Innovation LLC, Enlighten IT Consulting LLC, Fleet Services Holding Corp., HII Fleet Support Group LLC, HII Mission Technologies Corp., HII Nuclear Inc., HII Services Corporation, HII Technical Solutions Corporation, HII TSD Holding Company, HII Unmanned Systems, Inc., Huntington Ingalls Incorporated, Huntington Ingalls Industries Energy and Environmental Services, Inc., Huntington Ingalls Unmanned Maritime Systems, Inc., and Newport News Nuclear Inc. will fully and unconditionally guarantee the 5.353% Senior Notes due 2030 and 5.749% Senior Notes due 2035, each issued by Huntington Ingalls Industries, Inc. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to each such guarantee.